                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-5440

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                          MFS INTERMEDIATE INCOME TRUST

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116

--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Stephen E. Cavan
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116

--------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000

--------------------------------------------------------------------------------

                    Date of fiscal year end: October 31, 2002

--------------------------------------------------------------------------------

                    Date of reporting period: April 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.

[logo] M F S(R)
INVESTMENT MANAGEMENT

                     MFS(R) INTERMEDIATE
                     INCOME TRUST

                     SEMIANNUAL REPORT o APRIL 30, 2003

TABLE OF CONTENTS

Letter from the Chairman ..................................................  1
Management Review .........................................................  4
Performance Summary .......................................................  6
Portfolio of Investments ..................................................  9
Financial Statements ...................................................... 14
Notes to Financial Statements ............................................. 18
Trustees and Officers ..................................................... 26


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NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
     NOT A DEPOSIT            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

LETTER FROM THE CHAIRMAN


[Photo of Jeffrey L. Shames]
    Jeffrey L. Shames

Dear Shareholders,

Our firm was built on the philosophy that bottom- up fundamental research is the best means of achieving superior long term investment performance. When you're managing billions of dollars for investors, we think you have an obligation to have in-depth, firsthand knowledge of every company you own whether it is in the U.S. or anywhere across the globe.

We have structured our equity and fixed-income investment teams to capitalize on the strength of our investment process and the global reach of our analysts based around the world. Our global research team is composed of 45 equity analysts, 27 based in the U.S. and 18 based abroad, and 26 credit research analysts. Each analyst is assigned one or more specific industries and then charged with identifying the most attractive investment ideas within these industries. Our U.S. and non-U.S. equity research analysts are unified into one team that emphasizes a collaborative process in analyzing securities across the globe. Credit analysts also share their expertise in each segment of the fixed-income market and work as part of the same team ensuring that every member has access to information that may have a material effect on their investment decisions. As MFS continues to grow and as markets become more complex, we believe our structure will enable us to maintain a consistent investment process with the goal of providing strong, long-term investment performance across market capitalizations, investment disciplines, and country borders for our fund shareholders.

THINKING GLOBALLY
More companies than ever compete globally and, therefore, we must make investment decisions knowing what is occurring outside of a company's local market. This trend plays to the strength of our environment of collaboration between our analysts and portfolio managers across the globe. The analysts know the most details about individual companies in specific industries and geographic regions. The portfolio managers have broader, cross-industry insights and a wider perspective on companies and industries. Our goal is to make sure those two sets of perspectives coordinate and work well together. As markets across the globe become more interdependent, we believe our collaborative environment allows us to produce solid investment ideas for our portfolios.

BUILDING A NETWORK
Simply put, we believe our structure assures that our analysts maintain their peripheral vision rather than becoming too immersed in a specific segment of the market. We do not believe that analysts and portfolio managers -- no matter how talented they may be -- can succeed by working in a vacuum. Through the latest technology available, our entire research team meets frequently via video and telephone teleconferences, email, and PDAs (Personal Digital Assistants). When we hire new analysts, we require them to spend an average of one year in Boston to learn MFS' culture and to build relationships with their peers. We believe the interaction among our analysts is the key to making our collaborative process work towards delivering superior long term investment performance for our fund shareholders. Our analysts work out of four research offices in Boston, London, Singapore, and Tokyo, and are assigned to specific regions and industries. They meet regularly with their colleagues to discuss the trends around the world affecting the companies they cover.

In addition, our equity and fixed-income analysts often visit company managements as a team. This collaboration is vital because of the different perspective they bring to their analysis. Because a company's stock price has tended to follow its earnings over time, our equity research analysts tend to focus on gauging earnings potential, a company's position within its industry and its ability to grow its market share. Conversely, our fixed income analysts will look at stability of a company's cash flow, the value of its assets, and its capital structure to gauge whether the company can generate enough free cash flow to pay off its debt. As a result of their collaboration, we believe we're able to see a more complete view of a company.

WORKING TOGETHER
Our portfolio managers also work closely with the analysts to select the most appropriate securities for their portfolios from the various recommendations made by the analysts. Opinions are exchanged and ideas are challenged so that each member of our team is involved in our investment process. In fact, our portfolio managers will be the first ones to tell you that many of their best ideas start with the research analysts. We believe our collaborative approach also provides us with an effective way to assess risk. Our portfolio managers are not discouraged from taking on an appropriate level of risk; however we have rigorous guidelines to assure that the level of risk is measured and monitored and consistent with the investment philosophies of each of our portfolios. All told, we believe our culture empowers the members of our investment team to continue to do their best work and allows them to make better investment decisions.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

Respectfully,


/s/ Jeffrey L. Shames
Jeffrey L. Shames
Chairman
MFS Investment Management(R)

May 30, 2003

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

MANAGEMENT REVIEW

[Photo of James J. Calmas]
    James J. Calmas

Dear Shareholders,

For the six months ended April 30, 2003, the trust provided a total return of 6.61% based on its beginning and ending stock market prices and assuming the reinvestment of any distributions paid during the period. The trust's total return based on its net asset value (NAV) was 3.04%. This return compares with those of 2.87% and 11.71%, respectively, for the trust's benchmarks, the Salomon Brothers Medium Term (1- to 10-year) Treasury Government Sponsored Index (the Salomon Index), and the J.P. Morgan Non-Dollar Government Bond Index (the Morgan Index). The Salomon Index measures the performance of medium-term government bonds. The Morgan Index measures the performance of international government bonds.

A DECLINING INTEREST RATE ENVIRONMENT
Declining interest rates around the globe were a major driver of fixed-income performance over the six-month period. Just after the trust's reporting period began, the U.S. Federal Reserve Board (the Fed) lowered short-term interest rates on November 6, 2002. The European Central Bank followed with its own interest rate cuts in early December and in March. Both central banks acted to stimulate sagging economies. As a result of these rate cuts, yields on most bonds began to decline. For the period, yields on European bonds, in general, fell more than those of U.S. bonds. However, most European issues started the period at higher yield levels than comparable U.S. issues.

POSITIVE RETURNS FROM MORTGAGE-BACKED AND NON-U.S. GOVERNMENT HOLDINGS Throughout the period, we endeavored to position the trust to pick up as much yield as possible from our investments in U.S. and foreign government securities. As we entered the period, yields on U.S. Treasury securities had already come down somewhat because of increased investor demand for the safety offered by Treasuries. In seeking to enhance the trust's yield, we maintained a significant position in mortgage-backed securities. In the first quarter of 2003, we also added to the trust's holdings in foreign government bonds. The trust benefited from both moves not only through increased income (as compared to Treasuries), but also through capital appreciation that occurred as yields overall continued to slip. (The principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity.)

The trust outperformed the Salomon Index over the period because of the strong returns generated by mortgages and by the international portion of the portfolio.

The trust underperformed the Morgan Index, which is composed solely of non- U.S. bonds, over the period largely because most of the trust's overseas holdings are hedged back into U.S. dollars, while the Morgan Index is totally non-dollar. The trust hedges most of its overseas holdings in an attempt to minimize the effects of currency fluctuations and allow the trust's returns to be driven mainly by bond performance. We believe this strategy has tended to dampen portfolio volatility. However, a disadvantage of this strategy is that the trust could underperform non-dollar indices such as the Morgan Index when the dollar declines, as it has done recently.

Respectfully,


/s/ James J. Calmas
James J. Calmas
Portfolio Manager

The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

It is not possible to invest directly in an index.

The portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
   PORTFOLIO MANAGER'S PROFILE
--------------------------------------------------------------------------------

   JAMES J. CALMAS IS SENIOR VICE PRESIDENT OF MFS INVESTMENT MANAGEMENT(R) (MFS(R)) AND PORTFOLIO MANAGER OF THE LIMITED MATURITY PORTFOLIOS OF OUR MUTUAL FUNDS, VARIABLE ANNUITIES, AND OFFSHORE INVESTMENT PRODUCTS. HE IS A MEMBER OF THE MFS FIXED INCOME STRATEGY GROUP.

   JIM JOINED MFS IN 1988 AND WAS NAMED ASSISTANT VICE PRESIDENT IN 1991, VICE PRESIDENT IN 1993, PORTFOLIO MANAGER IN 1998, AND SENIOR VICE PRESIDENT IN 2002.

   HE IS A GRADUATE OF DARTMOUTH COLLEGE AND HOLDS AN M.B.A. DEGREE FROM THE AMOS TUCK SCHOOL OF BUSINESS ADMINISTRATION OF DARTMOUTH COLLEGE.

   ALL PORTFOLIO MANAGERS AT MFS ARE SUPPORTED BY AN INVESTMENT STAFF OF OVER 160 PROFESSIONALS UTILIZING MFS ORIGINAL RESEARCH(R), A GLOBAL, ISSUER-ORIENTED, BOTTOM-UP PROCESS OF SELECTING SECURITIES.
--------------------------------------------------------------------------------

OBJECTIVE: To preserve capital and provide high current income.

NEW YORK STOCK EXCHANGE SYMBOL: MIN

--------------------------------------------------------------------------------
   PERFORMANCE SUMMARY
--------------------------------------------------------------------------------

   (For the six months ended April 30, 2003)

   NET ASSET VALUE PER SHARE
   October 31, 2002                                    $7.57
   April 30, 2003                                      $7.58

   NEW YORK STOCK EXCHANGE PRICE
   October 31, 2002                                    $6.91
   March 6, 2003 (high)*                               $7.43
   November 26, 2002 (low)*                            $6.84
   April 30, 2003                                      $7.18

   *For the period ended November 1, 2002, through April 30, 2003.
--------------------------------------------------------------------------------

In accordance with Section 23(c) of the Investment Company Act of 1940, the trust hereby gives notice that it may from time to time repurchase shares of the trust in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

NOTES TO PERFORMANCE SUMMARY

ALL RESULTS ARE HISTORICAL. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MORE RECENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may invest in derivative securities, which may include futures and options. These types of instruments can increase price fluctuation.

Because the portfolio invests in a limited number of companies a change in one security's value may have a more significant effect on the portfolio's value.

Government guarantees apply to the underlying securities only and not to the prices and yields of the portfolio.

These risks may increase share price volatility. Please see the prospectus for further information on these and other risk considerations.

NUMBER OF SHAREHOLDERS

As of April 30, 2003, our records indicate that there are 9,026 registered shareholders and approximately 54,680 shareholders owning trust shares in "street" name, such as through brokers, banks, and other financial intermediaries.

If you are a "street" name shareholder and wish to directly receive our reports, which contain important information about the trust, please write or call:

        State Street Bank and Trust Company
        c/o MFS Service Center, Inc.
        P.O. Box 55024
        Boston, MA 02205-5024
        1-800-637-2304

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

MFS offers a Dividend Reinvestment and Cash Purchase Plan that allows you to reinvest either all of the distributions paid by the trust or only the long-term capital gains. Purchases are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a discounted price of either the net asset value or 95% of the market price, whichever is greater. Twice each year you can also buy shares. Investments in any amount over $100 can be made in January and July on the 15th of the month or shortly thereafter.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the plan on your behalf. If the nominee does not offer the plan, you may wish to request that your shares be re-registered in your own name so that you can participate.

There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the trust. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the commissions. The automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

To enroll in or withdraw from the plan, or if you have any questions, call 1-800-637-2304 any business day from 8 a.m. to 8 p.m. Eastern time. Please have available the name of the trust and your account and Social Security numbers. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. Please call for additional details. When you withdraw, you can receive the value of the reinvested shares in one of two ways: a check for the value of the full and fractional shares, or a certificate for the full shares and a check for the fractional shares.

PORTFOLIO OF INVESTMENTS (Unaudited) -- April 30, 2003



Bonds - 98.4%
-------------------------------------------------------------------------------------------------------------
                                                                      PRINCIPAL AMOUNT
ISSUER                                                                   (000 OMITTED)                  VALUE
-------------------------------------------------------------------------------------------------------------
U.S. Bonds - 70.5%
  Corporate Asset-Backed and Securitized - 2.7%
    Commercial Mortgage Acceptance Corp., 7.206s, 2008 (interest only)       $ 103,040         $    4,891,463
    Commercial Mortgage Acceptance Corp., 6.04s, 2030                            6,000              6,660,119
    DLJ Commercial Mortgage Corp., 7.641s, 2005 (interest only)                 95,100              1,561,181
    Falcon Auto Dealership LLC, 3.4s, 2023## (interest only)                    16,998              2,578,884
    First Union Lehman Brothers Bank, 6.56s, 2035                                5,000              5,678,334
    Vende Mortgage Trust, 6s, 2021                                               4,047              4,228,433
                                                                                               --------------
                                                                                               $   25,598,414
-------------------------------------------------------------------------------------------------------------
  Small Business Administration - 4.1%
    SBA, 7.64s, 2010                                                         $   8,323         $    9,541,692
    SBA, 5.34s, 2021                                                             9,612              9,935,179
    SBA, 6.34s, 2021                                                             4,040              4,455,409
    SBA, 6.35s, 2021                                                             6,206              6,846,702
    SBA, 6.44s, 2021                                                             3,755              4,158,774
    SBA, 6.625s, 2021                                                            4,209              4,697,887
                                                                                               --------------
                                                                                                  $39,635,643
-------------------------------------------------------------------------------------------------------------
  U.S. Government Agencies - 38.9%
    FHLM, 5.5s, 2017                                                         $  12,411         $   12,904,061
    FHLM, 6s, 2017                                                               9,703             10,137,763
    FHLMC, 6.875s, 2010                                                         22,900             27,444,734
    FHLMC, 5.125s, 2012                                                         18,600             19,972,438
    FNMA, 7.125s, 2005                                                          10,400             11,421,914
    FNMA, 5.5s, 2006 - 2032                                                     70,810             73,484,025
    FNMA, 5.67s, 2006                                                            6,855              7,376,410
    FNMA, 7.085s, 2006                                                           2,509              2,791,945
    FNMA, 7.29s, 2006                                                            2,791              3,102,040
    FNMA, 6.956s, 2007                                                           4,982              5,613,700
    FNMA, 6s, 2008 - 2032                                                       33,179             35,572,929
    FNMA, 5.75s, 2010                                                            3,650              4,551,640
    FNMA, 6.5s, 2031                                                            26,278             27,455,648
    FNMA, 5s, 2032 TBA                                                          10,000             10,050,000
    GNMA, 8.5s, 2003 - 2009                                                      3,871              4,272,637
    GNMA, 7.5s, 2022 - 2032                                                     12,580             13,365,297
    GNMA, 7s, 2024 - 2031                                                       41,007             43,351,178
    GNMA, 8s, 2026                                                               1,978              2,143,185
    GNMA, 6.5s, 2028 - 2032                                                     29,535             31,094,191
    GNMA, 6s, 2032 TBA                                                           7,500              7,839,840
    HUD, 5.53s, 2008                                                            11,000             12,258,125
    HUD, 7.198s, 2009                                                            6,000              7,251,438
                                                                                               --------------
                                                                                               $  373,455,138
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury Obligations - 24.8%
    U.S. Treasury Bonds, 11.875s, 2003                                       $   6,000         $    6,342,888
    U.S. Treasury Bonds, 12.375s, 2004                                          29,500             32,890,199
    U.S. Treasury Bonds, 10.375s, 2009                                          26,050             29,587,095
    U.S. Treasury Bonds, 13.875s, 2011                                          25,500             34,296,505
    U.S. Treasury Bonds, 10.375s, 2012                                          55,600             73,670,000
    U.S. Treasury Bonds, 12s, 2013                                              42,500             61,266,385
                                                                                               --------------
                                                                                                 $238,053,072
-------------------------------------------------------------------------------------------------------------
Total U.S. Bonds                                                                               $  676,742,267
-------------------------------------------------------------------------------------------------------------
Foreign Bonds - 27.9%
  Australia - 0.4%
    Government of Australia, 5.75s, 2011                                   AUD   2,553         $    1,653,490
    Government of Australia, 6.25s, 2015                                         3,022              2,015,628
                                                                                               --------------
                                                                                               $    3,669,118
-------------------------------------------------------------------------------------------------------------
  Austria - 1.3%
    Republic of Austria, 5.5s, 2007                                        EUR   7,804         $    9,546,882
    Republic of Austria, 5s, 2012                                                2,717              3,252,987
                                                                                               --------------
                                                                                               $   12,799,869
-------------------------------------------------------------------------------------------------------------
  Belgium - 0.7%
    Kingdom of Belgium, 3.75s, 2009                                        EUR   3,272         $    3,705,263
    Kingdom of Belgium, 5s, 2012                                                 2,283              2,731,839
                                                                                               --------------
                                                                                               $    6,437,102
-------------------------------------------------------------------------------------------------------------
  Bulgaria - 0.2%
    Republic of Bulgaria, 8.25s, 2015##                                      $   1,634         $    1,838,250
-------------------------------------------------------------------------------------------------------------
  Canada - 5.1%
    Government of Canada, 5.75s, 2006                                      CAD   6,150         $    4,520,454
    Government of Canada, 5.25s, 2008                                        $  20,942             23,294,520
    Government of Canada, 5.5s, 2009                                       CAD   8,382              6,135,378
    Government of Canada, 5.5s, 2010                                             8,855              6,465,293
    Province of Ontario, 7s, 2005                                            $   8,020              8,915,136
                                                                                               --------------
                                                                                               $   49,330,781
-------------------------------------------------------------------------------------------------------------
  Denmark - 1.9%
    Kingdom of Denmark, 7s, 2007                                           DKK  29,604         $    5,121,354
    Kingdom of Denmark, 6s, 2009                                                31,468              5,320,970
    Kingdom of Denmark, 6s, 2011                                                38,404              6,545,157
    Unikredit Realkredit, 5s, 2035                                              10,189              1,477,320
                                                                                               --------------
                                                                                               $   18,464,801
-------------------------------------------------------------------------------------------------------------
  Dominican Republic - 0.3%
    Republic of Dominican, 9.5s, 2006##                                      $   1,163         $    1,229,873
    Republic of Dominican, 9.04s, 2013##                                         2,109              2,122,181
                                                                                               --------------
                                                                                               $    3,352,054
-------------------------------------------------------------------------------------------------------------
  Finland - 1.6%
    Republic of Finland, 2.75s, 2006                                       EUR   2,500         $    2,789,902
    Republic of Finland, 5.375s, 2013                                            9,960             12,262,193
                                                                                               --------------
                                                                                               $   15,052,095
-------------------------------------------------------------------------------------------------------------
  France - 1.2%
    Republic of France, 3s, 2009                                           EUR   1,871         $    2,224,886
    Republic of France, 5s, 2011                                                 7,081              8,480,388
    Societe Generale Capital Trust I, 7.875s, 2049 (Banks &
      Credit Cos.)                                                                 375                490,018
                                                                                               --------------
                                                                                               $   11,195,292
-------------------------------------------------------------------------------------------------------------
  Germany - 3.2%
    KFW International Finance, Inc., 4.25s, 2005 (Banks)                     $  10,000         $   10,489,640
    Landesbank Baden Wurttemberg, 5.125s, 2007 (Banks)                           7,700              8,320,204
    Republic of Germany, 4.5s, 2009                                        EUR  10,526             12,352,501
                                                                                               --------------
                                                                                               $   31,162,345
-------------------------------------------------------------------------------------------------------------
  Ireland - 1.7%
    Republic of Ireland, 4.25s, 2007                                       EUR   5,244         $    6,117,484
    Republic of Ireland, 5s, 2013                                                8,162              9,757,531
                                                                                               --------------
                                                                                               $   15,875,015
-------------------------------------------------------------------------------------------------------------
  Italy - 0.8%
    Republic of Italy, 4.5s, 2007                                          EUR   4,775         $    5,620,882
    Republic of Italy, 4.75s, 2013                                               1,712              2,000,734
                                                                                               --------------
                                                                                               $    7,621,616
-------------------------------------------------------------------------------------------------------------
  Kazakhstan
    Kaztransoil Co., 8.5s, 2006 (Oil Services)##                             $     137         $      143,850
-------------------------------------------------------------------------------------------------------------
  Malaysia - 0.2%
    Petroliam Nasional, 7.75s, 2015 (Oil Services)                           $   1,681         $    1,937,353
-------------------------------------------------------------------------------------------------------------
  Mexico - 1.3%
    BBVA Bancomer, 10.5s, 2011 (Banks & Credit Cos.)##                       $   3,544         $    4,040,160
    Pemex Project Funding Master Trust, 9.125s, 2010 (Oils)                         51                 61,200
    Petroleos Mexicanos, 9.375s, 2008 (Oil Services)                             2,318              2,781,600
    United Mexican States, 11.375s, 2016                                         1,060              1,515,800
    United Mexican States, 8.125s, 2019                                          2,205              2,488,342
    United Mexican States, 11.5s, 2026                                             902              1,309,524
                                                                                               --------------
                                                                                               $   12,196,626
-------------------------------------------------------------------------------------------------------------
  Netherlands - 1.4%
    Kingdom of Netherlands, 5.75s, 2007                                    EUR   2,620         $    3,213,078
    Kingdom of Netherlands, 3.75s, 2009                                          1,751              1,977,392
    Kingdom of Netherlands, 5s, 2012                                             7,304              8,757,935
                                                                                               --------------
                                                                                               $   13,948,405
-------------------------------------------------------------------------------------------------------------
  New Zealand - 1.1%
    Government of New Zealand, 7s, 2009                                    NZD  11,612         $    6,933,419
    Government of New Zealand, 6.5s, 2013                                        5,742              3,353,663
                                                                                               --------------
                                                                                               $   10,287,082
-------------------------------------------------------------------------------------------------------------
  Norway - 0.3%
    Kingdom of Norway, 5.5s, 2009                                          NOK  17,234         $    2,521,625
-------------------------------------------------------------------------------------------------------------
  Panama - 0.2%
    Republic of Panama, 9.375s, 2029                                         $   1,783         $    1,983,587
-------------------------------------------------------------------------------------------------------------
  Russia - 0.4%
    Ministry of Finance, 12.75s, 2028                                        $     827         $    1,277,715
    Mobile Telesystems Fin S.A., 9.75s, 2008 (Telecommunications
      - Wireless)##                                                              1,894              2,017,110
    Russian Federation, 3s, 2008                                                   262                230,560
                                                                                               --------------
                                                                                               $    3,525,385
-------------------------------------------------------------------------------------------------------------
  Spain - 3.0%
    Kingdom of Spain, 7s, 2005                                               $   7,800         $    8,619,023
    Kingdom of Spain, 5.35s, 2011                                          EUR  12,650             15,536,749
    Kingdom of Spain, 5.5s, 2017                                                 4,080              5,049,585
                                                                                               --------------
                                                                                               $   29,205,357
-------------------------------------------------------------------------------------------------------------
  Sweden - 0.6%
    Kingdom of Sweden, 8s, 2007                                            SEK  17,260         $    2,439,641
    Kingdom of Sweden, 5.25s, 2011                                              22,890              2,929,221
                                                                                               --------------
                                                                                               $    5,368,862
-------------------------------------------------------------------------------------------------------------
  United Kingdom - 1.0%
    United Kingdom Treasury, 7.25s, 2007                                   GBP   2,737         $    4,976,969
    United Kingdom Treasury, 5.75s, 2009                                         2,814              4,905,915
                                                                                               --------------
                                                                                               $    9,882,884
-------------------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                            $  267,799,354
-------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $880,258,494)                                                    $  944,541,621
-------------------------------------------------------------------------------------------------------------

Rights
-------------------------------------------------------------------------------------------------------------
ISSUER                                                                          SHARES                  VALUE
-------------------------------------------------------------------------------------------------------------
    United Mexican States (Identified Cost, $0)*                             5,057,000         $       22,251
-------------------------------------------------------------------------------------------------------------
Warrants
-------------------------------------------------------------------------------------------------------------
    Republic of Venezuela 4/15/20 (Identified Cost, $0)*                        37,500                      0
-------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 7.1%
-------------------------------------------------------------------------------------------------------------
                                                                      PRINCIPAL AMOUNT
                                                                         (000 OMITTED)
-------------------------------------------------------------------------------------------------------------
    Goldman Sachs, dated 4/30/03, due 5/01/03, total to be
      received $43,574,598 (secured by various U.S. Treasury and
      Federal Agency obligations in a jointly traded account)               $   43,573         $   43,573,000
    Merrill Lynch, dated 4/30/03, due 5/01/03, total to be
      received $24,835,897 (secured by various U.S. Treasury and
      Federal Agency obligations in a jointly traded account)                   24,835             24,835,000
-------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements, at Cost                                                           $   68,408,000
-------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $948,666,494)                                              $1,012,971,872
Other Assets, Less Liabilities - (5.5)%                                                           (52,461,254)
-------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                            $  960,510,618
-------------------------------------------------------------------------------------------------------------

 *Non-income producing security.
##SEC Rule 144A restriction.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown below.
AUD = Australian Dollars          GBP = British Pounds
CAD = Canadian Dollars            NOK = Norwegian Krone
DKK = Danish Kroner               NZD = New Zealand Dollars
EUR = Euro                        SEK = Swedish Kronor


See notes to financial statements.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------------------------
APRIL 30, 2003
--------------------------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $948,666,494)                             $1,012,971,872
  Foreign currency, at value (identified cost, $16)                                             18
  Cash                                                                                       5,769
  Receivable for forward foreign currency exchange contracts                               119,367
  Interest receivable                                                                   18,329,103
  Other assets                                                                              29,621
                                                                                    --------------
      Total assets                                                                  $1,031,455,750
                                                                                    --------------
Liabilities:
  Payable to dividend disbursing agent                                              $      312,217
  Payable for investments purchased                                                     66,981,811
  Payable for forward foreign currency exchange contracts                                2,939,846
  Payable to affiliates -
    Management fee                                                                          16,658
    Transfer and dividend disbursing agent fee                                              13,370
    Administrative fee                                                                         459
  Accrued expenses and other liabilities                                                   680,771
                                                                                    --------------
      Total liabilities                                                             $   70,945,132
                                                                                    --------------
Net assets                                                                          $  960,510,618
                                                                                    --------------

Net assets consist of:
  Paid-in capital                                                                   $  986,108,412
  Unrealized appreciation on investments and translation of assets and liabilities
    in foreign currencies                                                               61,715,915
  Accumulated net realized loss on investments and foreign currency transactions       (83,945,633)
  Accumulated distributions in excess of net investment income                          (3,368,076)
                                                                                    --------------
      Total                                                                         $  960,510,618
                                                                                    --------------

Shares of beneficial interest outstanding
  (135,059,966 issued, less 8,404,650 treasury shares)                              126,655,316
                                                                                    -----------

Net asset value
  (net assets / shares of beneficial interest outstanding)                             $7.58
                                                                                       -----


See notes to financial statements.

STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2003
--------------------------------------------------------------------------------------------------
Net investment income:
  Income -
    Interest                                                                          $ 24,627,346
    Dividends                                                                               14,468
                                                                                      ------------
      Total investment income                                                         $ 24,641,814
                                                                                      ------------
  Expenses -
    Management fee                                                                    $  3,208,391
    Trustees' compensation                                                                  70,201
    Transfer and dividend disbursing agent fee                                              80,158
    Administrative fee                                                                      55,161
    Stock exchange fee                                                                     108,053
    Custodian fee                                                                          339,800
    Auditing fees                                                                           21,975
    Postage                                                                                 27,266
    Printing                                                                                31,270
    Legal fees                                                                               4,454
    Miscellaneous                                                                          252,702
                                                                                      ------------
      Total expenses                                                                  $  4,199,431
    Fees paid indirectly                                                                    (6,880)
                                                                                      ------------
      Net expenses                                                                    $  4,192,551
                                                                                      ------------
        Net investment income                                                         $ 20,449,263
                                                                                      ------------

Realized and unrealized gain (loss) on investments:
  Realized gain (loss) (identified cost basis) -
    Investment transactions                                                           $ 11,316,945
    Foreign currency transactions                                                      (15,502,229)
    Futures contracts                                                                      (66,298)
                                                                                      ------------
      Net realized loss on investments and foreign currency transactions              $ (4,251,582)
                                                                                      ------------

  Change in unrealized appreciation (depreciation) -
    Investments                                                                       $ 12,928,247
    Futures contracts                                                                      133,438
    Translation of assets and liabilities in foreign currencies                         (1,194,569)
                                                                                      ------------
      Net unrealized gain on investments and foreign currency translation             $ 11,867,116
                                                                                      ------------
        Net realized and unrealized gain on investments and foreign currency          $  7,615,534
                                                                                      ------------
          Increase in net assets from operations                                      $ 28,064,797
                                                                                      ------------


See notes to financial statements.

FINANCIAL STATEMENTS -- continued

STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED
                                                                     APRIL 30, 2003               YEAR ENDED
                                                                        (UNAUDITED)         OCTOBER 31, 2002
------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income                                                $ 20,449,263             $ 47,698,070
  Net realized gain (loss) on investments and foreign
    currency transactions                                                (4,251,582)               3,465,610
  Net unrealized gain on investments and foreign currency
    translation                                                          11,867,116                7,220,514
                                                                       ------------             ------------
    Increase in net assets from operations                             $ 28,064,797             $ 58,384,194
                                                                       ------------             ------------
Distributions declared to shareholders -
  From net investment income                                           $(26,216,849)            $(55,511,381)
                                                                       ------------             ------------
Trust share (principal) transactions -
  Cost of shares reacquired                                            $    --                  $(3,205,280)
                                                                       ------------             ------------
  Total increase (decrease) in net assets                              $  1,847,948             $   (332,467)
Net assets:
  At beginning of period                                                958,662,670              958,995,137
                                                                       ------------             ------------
  At end of period (including accumulated distributions in excess of net investment income and accumulated undistributed net
    investment income of $3,368,076 and $2,399,510, respectively)      $960,510,618             $958,662,670
                                                                       ------------             ------------



See notes to financial statements.

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31,
                                       SIX MONTHS ENDED       -----------------------------------------------------------------
                                         APRIL 30, 2003           2002          2001          2000           1999          1998
                                            (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period            $ 7.57         $ 7.54        $ 7.06        $ 7.25         $ 7.75        $ 7.76
                                                 ------         ------        ------        ------         ------        ------
Income from investment operations# -
  Net investment income(S)(S)                    $ 0.16         $ 0.38        $ 0.48        $ 0.49         $ 0.49        $ 0.51
  Net realized and unrealized gain (loss) on
    investments and foreign currency
    transactions                                   0.06           0.09          0.48         (0.20)         (0.53)        (0.01)
                                                 ------         ------        ------        ------         ------        ------
      Total from investment operations           $ 0.22         $ 0.47        $ 0.96        $ 0.29         $(0.04)       $ 0.50
                                                 ------         ------        ------        ------         ------        ------

Less distributions declared to shareholders -
  From net investment income                     $(0.21)        $(0.44)       $(0.49)       $(0.33)        $(0.45)       $(0.46)
  From paid in capital                             --             --            --           (0.21)         (0.05)        (0.05)
                                                 ------         ------        ------        ------         ------        ------

      Total distributions declared to
        shareholders                             $(0.21)        $(0.44)       $(0.49)       $(0.54)        $(0.50)       $(0.51)
                                                 ------         ------        ------        ------         ------        ------

Net increase from repurchase of capital
  shares                                         $ --           $ --  +++     $ 0.01        $ 0.06         $ 0.04        $ --  +++
                                                 ------         ------        ------        ------         ------        ------
Net asset value - end of period                  $ 7.58         $ 7.57        $ 7.54        $ 7.06         $ 7.25        $ 7.75
                                                 ------         ------        ------        ------         ------        ------
Per share market value - end of period           $ 7.18         $ 6.91        $ 6.95        $ 6.38         $ 6.25        $ 6.94
                                                 ------         ------        ------        ------         ------        ------
Total return at market value                       6.61%++        5.63%        16.93%        10.95%         (2.92)%        6.56%
Ratios (to average net assets)/
 Supplemental data:
  Expenses##                                       0.88%+         0.90%         0.93%         0.95%          0.93%         0.91%
  Net investment income(S)(S)                      4.31%+         5.09%         6.62%         6.93%          6.57%         6.59%
Portfolio turnover                                   47%           115%           72%           93%            85%          184%
Net assets at end of period
  (000,000 Omitted)                                $961           $959          $959          $906           $977        $1,091

     # Per share data is based on average shares outstanding.
    ## Ratios do not reflect expense reductions from fees paid indirectly.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
(S)(S) As required, effective November 1, 2001, the trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended October 31, 2002, was to decrease net investment income per share by $0.06, and increase realized and unrealized gains and losses per share by $0.06, and decrease the ratio of net investment income to average net assets by 0.78%. Per share ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) Business and Organization
MFS Intermediate Income Trust the (trust) is a non-diversified series of MFS Series Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The trust can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

Investment Valuations - Bonds and other fixed income securities (other than short-term obligations) of U.S. issuers in the trust's portfolio are valued at an evaluated bid price on the basis of quotes from brokers and dealers or on the basis of valuations furnished by a pricing service. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Forward Contracts will be valued using a pricing model taking into consideration market data from an external pricing source. Use of the pricing services has been approved by the Board of Trustees. All other securities (other than short-term obligations), futures contracts and options in the trust's portfolio for which the principal market is one or more securities or commodities exchanges (whether domestic or foreign) will be valued at the last reported sale price or at the settlement price prior to the determination (or if there has been no current sale, at the closing bid price) on the primary exchange on which such securities, futures contracts or options are traded; but if a securities exchange is not the principal market for securities, such securities will, if market quotations are readily available, be valued at current bid prices. Short-term obligations in the trust's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer supplied valuations. Portfolio investments for which market quotations are not readily available, or where values have been materially affected by events occurring after the close of their primary markets are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

Repurchase Agreements - The trust may enter into repurchase agreements with institutions that the trust's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The trust requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the trust to obtain those securities in the event of a default under the repurchase agreement. The trust monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the trust under each such repurchase agreement. The trust along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Deferred Trustee Compensation - Under a Deferred Compensation Plan (the Plan) independent Trustees may elect to defer receipt of all or a portion of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the trust or other MFS trust selected by the Trustee. Deferred amounts represent an unsecured obligation of the trust until distributed in accordance with the Plan. Included in other assets and accrued expenses and other liabilities is $15,217 of Deferred Trustee Compensation.

Futures Contracts - The trust may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the trust is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the trust each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the trust. The trust's, investment in futures contracts is designed to hedge against anticipated future changes in interest or exchange rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in currency futures for purposes other than hedging may be made to change the trust's relative position in one or more currencies without buying and selling portfolio assets. Investments in index contracts or contracts on related options for purposes other than hedging, may be made when the trust has cash on hand and wishes to participate in anticipated market appreciation while the cash is being invested. Should interest or exchange rates or securities prices move unexpectedly, the trust may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Security Loans - State Street Bank and Trust Company ("State Street") as lending agent, may loan the securities of the trust to certain qualified institutions (the "Borrowers") approved by the trust. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the trust with indemnification against Borrower default. The trust bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the trust and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the trust and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At April 30, 2003 there were no securities on loan.

Forward Foreign Currency Exchange Contracts - The trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The trust may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the trust may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The trust may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the trust may enter into contracts with the intent of changing the relative exposure of the trust's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the trust at a future date, usually beyond customary settlement time.

The trust may enter in "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 1.0%. The trust holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the trust may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the trusts' other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment Valuations" above.

The trust may enter into "TBA" (to be announced) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Fees Paid Indirectly - The trust's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the trust. This amount is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - The trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The trust distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, mortgage-backed securities, derivatives, real estate investment trusts, defaulted bonds, capital losses, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended October 31, 2002 and October 31, 2001 was as follows:

                                       OCTOBER 31, 2002        OCTOBER 31, 2001
-------------------------------------------------------------------------------
Distributions declared from:
    Ordinary income                         $55,511,381             $60,238,748
    Return of capital                                --                 993,177
                                            -----------             -----------
                                            $55,511,381             $61,231,925
    Tax return of capital                            --                      --
                                            -----------             -----------
Total distributions declared                $55,511,381             $61,231,925
                                            -----------             -----------

As of October 31, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

       Undistributed ordinary income                      $  3,974,205
       Capital loss carryforward                           (45,073,920)
       Unrealized appreciation                              16,736,879
       Other temporary differences                          (2,947,193)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on:

            EXPIRATION DATE
            ----------------------------------------------------
            October 31, 2003                        $ (6,526,984)
            October 31, 2004                            (645,525)
            October 31, 2006                         (13,874,621)
            October 31, 2007                         (11,376,973)
            October 31, 2008                         (11,439,294)
            October 31, 2010                          (1,210,523)
                                                    ------------
              Total                                 $(45,073,920)
                                                    ------------

(3) Transactions with Affiliates
Investment Adviser - The trust has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.32% of the trust's average daily net assets and 5.65% of investment income.

The trust pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the trust, all of whom receive remuneration for their services to the trust from MFS. Certain officers and Trustees of the trust are officers or directors of MFS and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees and converted it to an unfunded retirement benefit deferral plan for active Trustees. Under the new plan, the unfunded pension liability was converted into an equivalent value of notional shares of the trust that will fluctuate with the performance of the trust. Included in Trustees' compensation is a net decrease of $50,142 as a result of the change in the trust's pension liability under this plan and a pension expense of $66,343 for inactive trustees for the six months ended April 30, 2003.

Administrator - The trust has an administrative services agreement with MFS to provide the trust with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the trust pays MFS an administrative fee at the following annual percentages of the trust's average daily net assets:

              First $2 billion                            0.0175%
              Next $2.5 billion                           0.0130%
              Next $2.5 billion                           0.0005%
              In excess of $7 billion                     0.0000%

Transfer Agent - MFSC acts as registrar and dividend disbursing agent for the Trust. The agreement provides that the Trust will pay MFSC an account maintenance fee of no more than $9.00 and a dividend services fee of $0.75 per reinvestment and will reimburse MFSC for reasonable out-of-pocket expenses.

(4) Portfolio Securities
Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                   PURCHASES             SALES
------------------------------------------------------------------------------
U.S. government securities                      $320,975,638      $371,165,794
                                                ------------      ------------
Investments (non-U.S. government securities)    $125,810,894      $110,591,847
                                                ------------      ------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                     $983,420,063
                                                                   ------------
Gross unrealized appreciation                                      $ 43,433,390
Gross unrealized depreciation                                       (13,881,581)
                                                                   ------------
    Net unrealized appreciation                                    $ 29,551,809
                                                                   ------------

(5) Shares of Beneficial Interest
The trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized 135,059,966 full and fractional shares of beneficial interest and have authorized the repurchase by the trust of up to 10% of its own shares of beneficial interest. No shares of beneficial interest were purchased by the trust during the period ended April 30, 2003. The trust repurchased 480,000 shares of beneficial interest during the year ended October 31, 2002, at an average price per shares of $6.67 and a weighted average discount of 8.54% per share. Transactions in trust shares were as follows:

                                SIX MONTHS ENDED APRIL  YEAR ENDED OCTOBER 31,
                                              30, 2003                    2002

                                ----------------------  ----------------------
                                   SHARES       AMOUNT     SHARES       AMOUNT
------------------------------------------------------------------------------
Treasury shares reacquired           --      $   --       480,000   $3,205,280
                                   ------    ---------   --------   ----------

(6) Line of Credit
The trust and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the trust for the six months ended April 30, 2003, was $3,962. The trust had no borrowings during the period.

(7) Financial Instruments
The trust trades financial instruments with off- balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts, and futures contracts. The notional or contractual amounts of these instruments represent the investment the trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

                                                                                                    NET
                                                                                             UNREALIZED
                                   CONTRACTS TO                            CONTRACTS       APPRECIATION
       SETTLEMENT DATE          DELIVER/RECEIVE    IN EXCHANGE FOR          AT VALUE      (DEPRECIATION)
--------------------------------------------------------------------------------------------------------
Sales          6/16/03         AUD    6,176,333       $  3,801,010      $  3,849,165        $   (48,155)
               6/16/03         CAD   18,544,102         12,727,374        12,901,304           (173,930)
               6/16/03         DKK  113,459,441         16,734,431        17,057,552           (323,121)
               6/30/03         EUR   83,026,967         90,735,549        92,667,152         (1,931,603)
               6/16/03         GBP    5,737,752          9,008,271         9,149,826           (141,555)
               6/16/03         NOK   18,352,412          2,549,442         2,612,969            (63,527)
               6/16/03         NZD    7,010,097          3,905,534         3,901,962              3,572
               6/16/03         NZD   11,679,492          6,330,168         6,499,623           (169,455)
               6/16/03         SEK   38,842,860          4,651,282         4,739,782            (88,500)
                                                       -----------      ------------        -----------
                                                      $150,443,061      $153,379,335        $(2,936,274)
                                                      ------------      ------------        -----------
Purchases      6/16/03         EUR   6,967,293        $  7,668,785      $  7,784,580        $   115,795
                                                      ------------      ------------        -----------

At April 30, 2003, the trust had sufficient cash and/or securities to cover any commitments under these contracts.

(8) Change in Accounting Principle
As required, effective November 1, 2001, the trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting market discount on debt securities. Prior to November 1, 2001, the trust did not amortize premium nor accrete market discount on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the trust, but resulted in a $27,387,322 reduction in cost of securities and a corresponding $27,387,322 increase in net unrealized appreciation, based on securities held by the trust on November 1, 2001.

MFS(R) INTERMEDIATE INCOME TRUST

The following tables present certain information regarding the Trustees and officers of the Trust, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

                     NAME, AGE, POSITION WITH THE TRUST,
               PRINCIPAL OCCUPATION, AND OTHER DIRECTORSHIPS(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES* (born 06/02/55)      ABBY M. O'NEILL (born 04/27/28)
Chairman                                Trustee
Massachusetts Financial Services        Private investor; Rockefeller
Company, Chairman                       Financial Services, Inc.
                                        (investment advisers), Chairman
JOHN W. BALLEN* (born 09/12/59)         and Chief Executive Officer
Trustee and President
Massachusetts Financial Services        LAWRENCE T. PERERA (born 06/23/35)
Company, Chief Executive Officer and    Trustee
Director                                Hemenway & Barnes (attorneys),
                                        Partner
KEVIN R. PARKE* (born 12/14/59)
Trustee                                 WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services        Trustee
Company, President, Chief Investment    Private investor; Harvard
Officer, and Director                   University Graduate School of
                                        Business Administration, Class
INDEPENDENT TRUSTEES                    of 1961 Adjunct Professor in
                                        Entrepreneurship Emeritus; CBL
LAWRENCE H. COHN, M.D. (born 03/11/37)  & Associates Properties, Inc.
Trustee                                 (real estate investment trust),
Brigham and Women's Hospital, Chief of  Director
Cardiac Surgery; Harvard Medical
School, Professor of Surgery            J. DALE SHERRATT (born 09/23/38)
                                        Trustee
WILLIAM R. GUTOW (born 09/27/41)        Insight Resources, Inc.
Trustee                                 (acquisition planning
Private investor and real estate        specialists), President;
consultant; Capitol Entertainment       Wellfleet Investments (investor
Management Company (video franchise),   in health care companies),
Vice Chairman                           Managing General Partner (since
                                        1993); Cambridge Nutraceuticals
J. ATWOOD IVES (born 05/01/36)          (professional nutritional
Trustee                                 products), Chief Executive
Private investor; KeySpan Corporation   Officer (until May 2001)
(energy related services), Director;
Eastern Enterprises (diversified        ELAINE R. SMITH (born 04/25/46)
services company), Chairman, Trustee    Trustee
and Chief Executive Officer (until      Independent health care
November 2000)                          industry consultant

                                        WARD SMITH (born 09/13/30)
                                        Trustee
                                        Private investor


(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
  * "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

OFFICERS

JEFFREY L. SHAMES (born 06/02/55)
Massachusetts Financial Services         ROBERT R. FLAHERTY (born 09/18/63)
Company,                                 Assistant Treasurer
Chairman                                 Massachusetts Financial Services
                                         Company, Vice President (since August
JOHN W. BALLEN (born 09/12/59)           2000); UAM Fund Services, Senior Vice
Trustee and President                    President (prior to August 2000)
Massachusetts Financial Services
Company, Chief Executive Officer and     RICHARD M. HISEY (born 08/29/58)
Director                                 Treasurer
                                         Massachusetts Financial Services
JAMES R. BORDEWICK, JR. (born 03/06/59) Company, Senior Vice President (since Assistant Secretary and Assistant Clerk July 2002); The Bank of New York,
Massachusetts Financial Services         Senior Vice President (September 2000
Company, Senior Vice President and       to July 2002); Lexington Global Asset
Associate                                Managers, Inc., Executive Vice
General Counsel                          President and Chief Financial
                                         Officer, General Manager, Mutual
STEPHEN E. CAVAN (born 11/06/53)         Funds (prior to September 2000)
Secretary and Clerk
Massachusetts Financial Services         ELLEN MOYNIHAN (born 11/13/57)
Company, Senior Vice President, General  Assistant Treasurer
Counsel                                  Massachusetts Financial Services
and Secretary                            Company, Vice President

STEPHANIE A. DESISTO (born 10/01/53)     JAMES O. YOST (born 06/12/60)
Assistant Treasurer                      Assistant Treasurer
Massachusetts Financial Services         Massachusetts Financial Services
Company, Vice President (since April     Company, Senior Vice President
2003); Brown Brothers Harriman & Co.,
Senior Vice President (November 2002 to
April 2003); ING Groep N.V./Aeltus
Investment Management, Senior Vice
President (prior to November 2002)

The Trust holds annual shareholder meetings for the purpose of electing Trustees, and Trustees are elected for fixed terms. The Board of Trustees currently is divided into three classes, each having a term of three years. Each year the term of one class expires. Each Trustee's term of office expires on the date of the third annual meeting following the election to office of the Trustee's class. Each Trustee will serve until next elected or his or her earlier death, resignation, retirement or removal.

Messrs. Shames, Cohn, Sherratt and Smith, and Ms. O'Neill have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen, Gutow, Ives, Perera and Poorvu, and Ms. Smith were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling
1-800-225-2606.

INVESTMENT ADVISER                          TRANSFER AGENT, REGISTRAR, AND
                                            DIVIDEND DISBURSING AGENT
Massachusetts Financial Services Company
500 Boylston Street                         State Street Bank and Trust
Boston, MA 02116-3741                       Company
                                            c/o MFS Service Center, Inc.
PORTFOLIO MANAGER                           P.O. Box 55024
                                            Boston, MA 02205-5024
James J. Calmas+                            1-800-637-2304

CUSTODIAN

State Street Bank and Trust Company


+ MFS Investment Management

[MFS LOGO]
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741


(C)2003 MFS Investment Management(R).
500 Boylston Street, Boston, MA 02116.                      MIN-SEM  6/03 100.4M

ITEM 2.  CODE OF ETHICS.

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information requir ed to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

ITEM 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

         (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

         [If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference:
         Attached hereto.][The submission of Section 906 certifications has been proposed by the SEC, but has not yet been finalized. The SEC has encouraged issuers to submit Section 906 certifications as an exhibit to Form N-CSR until the final rule has been adopted. Please see Proposed Rule: Certification of Disclosure in Certain Exchange Act Reports, Release No. 33-8212 (March 21, 2003)].

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS INTERMEDIATE INCOME TRUST
            --------------------------------------------------------------------


By (Signature and Title)* /s/ JOHN W. BALLEN
                          ------------------------------------------------------
                          John W. Ballen, President

Date  June 23, 2003
      -------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*  /s/ JOHN W. BALLEN
                           -----------------------------------------------------
                           John W. Ballen, President (Principal Executive
                           Officer)

Date: June 23, 2003
      -------------


By (Signature and Title)*  /s/ RICHARD M. HISEY
                           -----------------------------------------------------
                           Richard M. Hisey, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  June 23, 2003


* Print name and title of each signing officer under his or her signature.